Mar. 20, 2017

BRINKER CAPITAL DESTINATIONS TRUST ("TRUST")

SUPPLEMENT DATED DECEMBER 14, 2017,

TO THE PROSPECTUS DATED MARCH 20, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund fees and expenses and Examples of each Fund. The restated Fund fees and expenses and the Examples have been calculated using each Fund's average daily net assets from September 1, 2017 through November 30, 2017, which are representative of the Funds' current asset levels and therefore provide a more accurate picture of each Fund's total annual operating expenses than those that were estimated in the Funds' initial prospectus.

DESTINATIONS LARGE CAP EQUITY FUND (DLCFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 1 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.20%

Total Annual Fund Operating Expenses	0.95%

Fee Waivers and Expense Reimbursements	(0.16%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.79%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund's adviser, Brinker Capital, Inc. ("Brinker" or the "Adviser"), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 1 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$81	$287

DESTINATIONS SMALL-MID CAP EQUITY FUND (DSMFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 6 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.21%
Acquired Fund Fees and Expenses (AFFE)	0.02%

Total Annual Fund Operating Expenses	1.13%

Fee Waivers and Expense Reimbursements	(0.15%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.98%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund's adviser, Brinker Capital, Inc. ("Brinker" or the "Adviser"), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 6 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$100	$344

DESTINATIONS INTERNATIONAL EQUITY FUND (DIEFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 11 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.24%
Acquired Fund Fees and Expenses (AFFE)	0.03%

Total Annual Fund Operating Expenses	1.27%

Fee Waivers and Expense Reimbursements	(0.22%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.05%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund's adviser, Brinker Capital, Inc. ("Brinker" or the "Adviser"), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 11 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$107	$381

DESTINATIONS EQUITY INCOME FUND (DGEFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 16 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.22%
Acquired Fund Fees and Expenses (AFFE)	0.02%

Total Annual Fund Operating Expenses	1.04%

Fee Waivers and Expense Reimbursements	(0.16%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.88%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund's adviser, Brinker Capital, Inc. ("Brinker" or the "Adviser"), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 16 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$90	$315

DESTINATIONS REAL ASSETS FUND (DRAFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 21 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.24%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	1.26%

Fee Waivers and Expense Reimbursements	(0.17%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.09%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund's adviser, Brinker Capital, Inc. ("Brinker" or the "Adviser"), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 21 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$111	$383

DESTINATIONS CORE FIXED INCOME FUND (DCFFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 26 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.22%

Total Annual Fund Operating Expenses	0.87%

Fee Waivers and Expense Reimbursements	(0.10%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.77%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund's adviser, Brinker Capital, Inc. ("Brinker" or the "Adviser"), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 26 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$79	$268

DESTINATIONS LOW DURATION FIXED INCOME FUND (DLDFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 32 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.25%
Acquired Fund Fees and Expenses (AFFE)	0.02%

Total Annual Fund Operating Expenses	0.97%

Fee Waivers and Expense Reimbursements	(0.10%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.87%*

*	Effective March 20, 2017, the Fund's adviser, Brinker Capital, Inc. ("Brinker" or the "Adviser"), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 32 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$89	$299

DESTINATIONS GLOBAL FIXED INCOME OPPORTUNITIES FUND (DGFFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 38 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.22%

Total Annual Fund Operating Expenses	1.07%

Fee Waivers and Expense Reimbursements	(0.17%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.90%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund's adviser, Brinker Capital, Inc. ("Brinker" or the "Adviser"), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 38 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$92	$323

DESTINATIONS MUNICIPAL FIXED INCOME FUND (DMFFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 43 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.17%

Total Annual Fund Operating Expenses	0.87%

Fee Waivers and Expense Reimbursements	(0.12%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.75%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund's adviser, Brinker Capital, Inc. ("Brinker" or the "Adviser"), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 43 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$77	$266

DESTINATIONS MULTI STRATEGY ALTERNATIVES FUND (DMSFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 48 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.35%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.23%
Acquired Fund Fees and Expenses (AFFE)	0.28%

Total Annual Fund Operating Expenses	1.86%

Fee Waivers and Expense Reimbursements	(0.54%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.32%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund's adviser, Brinker Capital, Inc. ("Brinker" or the "Adviser"), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 48 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$134	$532